Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments by Balance Sheet Location (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative assets (non-current assets)	$ 8
Derivative liabilities (current liabilities)	(4)	(12)
Derivative liabilities (non-current liabilities)	(11)	(3)
Derivatives Designated as Hedging Instruments [Member]
Derivative [Line Items]
Derivative assets (non-current assets)
Total Derivative assets
Derivative liabilities (current liabilities)
Derivative liabilities (non-current liabilities)
Total Derivative liabilities
Net Derivative (liability) asset
Other Derivative Instruments [Member]
Derivative [Line Items]
Derivative assets (non-current assets)	8
Total Derivative assets	8
Derivative liabilities (current liabilities)	(4)	(14)
Derivative liabilities (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(17)
Net Derivative (liability) asset	(7)	(17)
Gross Derivative Instruments [Member]
Derivative [Line Items]
Derivative assets (non-current assets)	8
Total Derivative assets	8
Derivative liabilities (current liabilities)	(4)	(14)
Derivative liabilities (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(17)
Net Derivative (liability) asset	(7)	(17)
Effects of Cash Collateral and Netting [Member]
Derivative [Line Items]
Derivative assets (non-current assets)
Total Derivative assets
Derivative liabilities (current liabilities)		2
Derivative liabilities (non-current liabilities)
Total Derivative liabilities		2
Net Derivative (liability) asset		2
Net Derivative Instruments [Member]
Derivative [Line Items]
Derivative assets (non-current assets)	8
Total Derivative assets	8
Derivative liabilities (current liabilities)	(4)	(12)
Derivative liabilities (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(15)
Net Derivative (liability) asset	$ (7)	$ (15)